Statements of Net Assets Available for Benefits - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value
Investments, at fair value	$ 9,493,205	$ 8,137,170
Fully benefit responsive investment contracts, at contract value	790,237	762,784
Due from brokers for investments sold	3,997	2,027
Cash (non-interest bearing)	10,239	7,741
Receivables:
Notes receivable from participants	80,431	73,860
Investment income accrued	10,578	8,798
Employer contributions	122,947	112,605
Total Assets	10,511,634	9,104,985
Liabilities
Accrued expenses	3,101	2,957
Due to brokers for investments purchased	153,909	143,537
Total Liabilities	157,010	146,494
Net assets available for benefits	$ 10,354,624	$ 8,958,491